Financial Liabilities at Amortised Cost (Details) - Schedule of Maturities of Senior Bonds - Senior Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	$ 7,925,385	$ 7,080,472
Due within 1 year [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	1,849,062	482,696
Due After 1 Year But Within 2 Years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	1,577,424	1,185,935
Due after 2 year but within 3 years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	1,395,929	1,599,241
Due after 3 year but within 4 years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	559,331	1,282,436
Due after 4 year but within 5 years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	573,349	408,607
Due after 5 years [Member]
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	$ 1,970,290	$ 2,121,557